COMMITMENTS (Details)	Dec. 31, 2018 CAD ($)
2018
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 719,052
2018 | Production Facilities
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	173,787
2018 | Equipment
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	21,600
2018 | Office Space
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	128,065
2018 | Temporary Housing
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	75,600
2018 | Land
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	320,000
2019
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	771,518
2019 | Production Facilities
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	210,740
2019 | Equipment
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	21,600
2019 | Office Space
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	170,578
2019 | Temporary Housing
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	48,600
2019 | Land
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	320,000
2020
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	560,126
2020 | Production Facilities
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	49,748
2020 | Equipment
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	19,800
2020 | Office Space
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	170,578
2020 | Temporary Housing
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	0
2020 | Land
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	320,000
2021
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	490,578
2021 | Production Facilities
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	0
2021 | Equipment
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	0
2021 | Office Space
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	170,578
2021 | Temporary Housing
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	0
2021 | Land
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	320,000
2022
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	490,578
2022 | Production Facilities
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	0
2022 | Equipment
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	0
2022 | Office Space
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	170,578
2022 | Temporary Housing
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	0
2022 | Land
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	320,000
2023
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	490,578
2023 | Production Facilities
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	0
2023 | Equipment
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	0
2023 | Office Space
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	170,578
2023 | Temporary Housing
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	0
2023 | Land
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	320,000
Later than five years and not later than seven years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	7,440,000
Later than five years and not later than seven years [member] | Production Facilities
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	0
Later than five years and not later than seven years [member] | Equipment
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	0
Later than five years and not later than seven years [member] | Office Space
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	0
Later than five years and not later than seven years [member] | Temporary Housing
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	0
Later than five years and not later than seven years [member] | Land
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 7,440,000